Disaggregated revenue and geographic information	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Disaggregated revenue and geographic information

Note 13 – Disaggregated revenue and geographic information

Disaggregated revenue by service lines as follows:

	Years Ended December 31,
	2024	2023	2022
Revenue by service lines:
Sales of cargo oil and fresh water, and bunkering facilitation	$688,210,369	$631,607,903	$700,268,828
Vessel chartering services	-	1,193,594	1,597,273
Ship management services	397,173	278,276	229,289
Total revenue	$688,607,542	$633,079,773	$702,095,390

Geographic revenue information as follows:

	Years Ended December 31,
	2024	2023	2022
Revenue by geographic area:
Hong Kong	$53,718,192	$-	$21,423
Malaysia	634,482,899	633,022,743	701,995,424
Indonesia	-	6,356	41,741
Singapore	405,544	50,674	30,508
Vietnam	907	-	6,294
Total revenue	$688,607,542	$633,079,773	$702,095,390

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Years Ended December 31, 2024, 2023 and 2022